Shareowners' Equity (Roll forward schedule) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Preferred Stock, Value, Issued	$ 0					$ 0					$ 0		$ 0		$ 0
Common Stock, Value, Issued	702					702					702		702		702
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance					(9,120)					(20,230)	(9,120)		(20,230)		(23,974)
Other Comprehensive Income (Loss), before Reclassifications											(12,087)		8,844		841
Reclassifications from other comprehensive income											3,035		2,266		2,903
Other comprehensive income attributable to GE											(9,052)		11,110		3,744
Accumulated Other Comprehensive Income (Loss) Ending balance	(18,172)					(9,120)					(18,172)		(9,120)		(20,230)		(23,974)
Other Capital [Abstract]
Additional Paid in Capital, Beginning Balance					32,494					33,070	32,494		33,070		33,693
Gains (losses) on treasury stock dispositions and other											395		(576)		(623)
Additional Paid in Capital, Ending Balance	32,889					32,494					32,889		32,494		33,070		33,693
Retained Earnings [Abstract]
Retained Earnings (Accumulated Deficit), Beginning Balance					149,051					144,055	149,051		144,055		137,786
Net Income (Loss) Attributable to Parent	5,152		3,537	3,545	2,999	3,206		3,191	3,133	3,527	15,233		13,057		13,641
Dividends											(8,951)		(8,061)		(7,372)
Other	0					0					0		0		0
Retained Earnings (Accumulated Deficit), Ending Balance	155,333					149,051					155,333		149,051		144,055		137,786
Common Stock Held In Treasury [Abstract]
Treasury Stock, Value, Beginning Balance					(42,561)					(34,571)	(42,561)		(34,571)		(31,769)
Purchases											(1,950)		(10,466)		(5,295)
Dispositions											1,918		2,476		2,493
Treasury Stock, Value, Ending Balance	(42,593)					(42,561)					(42,593)		(42,561)		(34,571)		(31,769)
Equity [Abstract]
GE shareowners' equity opening balance					130,566					123,026	130,566		123,026		116,438
GE shareowners' equity Ending balance	128,159					130,566					128,159		130,566		123,026		116,438
Noncontrolling interests	8,674	[1]				6,217	[1]				8,674	[1]	6,217	[1]	5,444	[1]	1,696
Total equity balance at December 31	136,833					136,783					136,833		136,783		128,470
Dividends on preferred stock																	$ (806)

[1]	(c) Included AOCI attributable to noncontrolling interests of $(194) million and $(180) million at December 31, 2014 and 2013, respectively.